Commitments and Contingencies - Schedule of Commercial Commitments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Guarantor Obligations [Line Items]
Other Commitment	$ 535
Other Commitments, Due in Next Twelve Months	124
Other Commitment, to be Paid, Year Two	5
Other Commitment, to be Paid, Year Three	8
Other Commitment, to be Paid, Year Four	6
Other Commitment, to be Paid, Year Five	5
Other Commitment, to be Paid, after Year Five	387
Guarantee obligations maximum exposure	75
Commonwealth Edison Co [Member]
Guarantor Obligations [Line Items]
Other Commitment	224
Other Commitments, Due in Next Twelve Months	22
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	2
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	200
PECO Energy Co [Member]
Guarantor Obligations [Line Items]
Other Commitment	181
Other Commitments, Due in Next Twelve Months	3
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	178
Baltimore Gas and Electric Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	5
Other Commitments, Due in Next Twelve Months	5
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Pepco Holdings LLC [Member]
Guarantor Obligations [Line Items]
Other Commitment	54
Other Commitments, Due in Next Twelve Months	23
Other Commitment, to be Paid, Year Two	5
Other Commitment, to be Paid, Year Three	6
Other Commitment, to be Paid, Year Four	6
Other Commitment, to be Paid, Year Five	5
Other Commitment, to be Paid, after Year Five	9
Guarantee obligations maximum exposure	75
Potomac Electric Power Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	24
Other Commitments, Due in Next Twelve Months	14
Other Commitment, to be Paid, Year Two	1
Other Commitment, to be Paid, Year Three	2
Other Commitment, to be Paid, Year Four	2
Other Commitment, to be Paid, Year Five	2
Other Commitment, to be Paid, after Year Five	3
Guarantee obligations maximum exposure	25
Delmarva Power & Light Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	18
Other Commitments, Due in Next Twelve Months	5
Other Commitment, to be Paid, Year Two	2
Other Commitment, to be Paid, Year Three	3
Other Commitment, to be Paid, Year Four	2
Other Commitment, to be Paid, Year Five	2
Other Commitment, to be Paid, after Year Five	4
Guarantee obligations maximum exposure	31
Atlantic City Electric Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	12
Other Commitments, Due in Next Twelve Months	4
Other Commitment, to be Paid, Year Two	2
Other Commitment, to be Paid, Year Three	1
Other Commitment, to be Paid, Year Four	2
Other Commitment, to be Paid, Year Five	1
Other Commitment, to be Paid, after Year Five	2
Guarantee obligations maximum exposure	19
Financial Standby Letter of Credit [Member]
Guarantor Obligations [Line Items]
Other Commitment	17
Other Commitments, Due in Next Twelve Months	17
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Financial Standby Letter of Credit [Member] | Commonwealth Edison Co [Member]
Guarantor Obligations [Line Items]
Other Commitment	7
Other Commitments, Due in Next Twelve Months	7
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Financial Standby Letter of Credit [Member] | PECO Energy Co [Member]
Guarantor Obligations [Line Items]
Other Commitment	1
Other Commitments, Due in Next Twelve Months	1
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Financial Standby Letter of Credit [Member] | Baltimore Gas and Electric Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	2
Other Commitments, Due in Next Twelve Months	2
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Surety Bond [Member]
Guarantor Obligations [Line Items]
Other Commitment	109
Other Commitments, Due in Next Twelve Months	107
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	2
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Surety Bond [Member] | Commonwealth Edison Co [Member]
Guarantor Obligations [Line Items]
Other Commitment	17
Other Commitments, Due in Next Twelve Months	15
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	2
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Surety Bond [Member] | PECO Energy Co [Member]
Guarantor Obligations [Line Items]
Other Commitment	2
Other Commitments, Due in Next Twelve Months	2
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Surety Bond [Member] | Baltimore Gas and Electric Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	3
Other Commitments, Due in Next Twelve Months	3
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Surety Bond [Member] | Pepco Holdings LLC [Member]
Guarantor Obligations [Line Items]
Other Commitment	23
Other Commitments, Due in Next Twelve Months	23
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Surety Bond [Member] | Potomac Electric Power Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	14
Other Commitments, Due in Next Twelve Months	14
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Surety Bond [Member] | Delmarva Power & Light Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	5
Other Commitments, Due in Next Twelve Months	5
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Surety Bond [Member] | Atlantic City Electric Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	4
Other Commitments, Due in Next Twelve Months	4
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	0
Guarantee of Indebtedness of Others [Member]
Guarantor Obligations [Line Items]
Other Commitment	378
Other Commitments, Due in Next Twelve Months	0
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	378
Guarantee of Indebtedness of Others [Member] | Commonwealth Edison Co [Member]
Guarantor Obligations [Line Items]
Other Commitment	200
Other Commitments, Due in Next Twelve Months	0
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	200
Guarantee of Indebtedness of Others [Member] | PECO Energy Co [Member]
Guarantor Obligations [Line Items]
Other Commitment	178
Other Commitments, Due in Next Twelve Months	0
Other Commitment, to be Paid, Year Two	0
Other Commitment, to be Paid, Year Three	0
Other Commitment, to be Paid, Year Four	0
Other Commitment, to be Paid, Year Five	0
Other Commitment, to be Paid, after Year Five	178
Guarantee Obligations [Member]
Guarantor Obligations [Line Items]
Other Commitment	31
Other Commitments, Due in Next Twelve Months	0
Other Commitment, to be Paid, Year Two	5
Other Commitment, to be Paid, Year Three	6
Other Commitment, to be Paid, Year Four	6
Other Commitment, to be Paid, Year Five	5
Other Commitment, to be Paid, after Year Five	9
Guarantee Obligations [Member] | Pepco Holdings LLC [Member]
Guarantor Obligations [Line Items]
Other Commitment	31
Other Commitments, Due in Next Twelve Months	0
Other Commitment, to be Paid, Year Two	5
Other Commitment, to be Paid, Year Three	6
Other Commitment, to be Paid, Year Four	6
Other Commitment, to be Paid, Year Five	5
Other Commitment, to be Paid, after Year Five	9
Guarantee Obligations [Member] | Potomac Electric Power Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	10
Other Commitments, Due in Next Twelve Months	0
Other Commitment, to be Paid, Year Two	1
Other Commitment, to be Paid, Year Three	2
Other Commitment, to be Paid, Year Four	2
Other Commitment, to be Paid, Year Five	2
Other Commitment, to be Paid, after Year Five	3
Guarantee Obligations [Member] | Delmarva Power & Light Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	13
Other Commitments, Due in Next Twelve Months	0
Other Commitment, to be Paid, Year Two	2
Other Commitment, to be Paid, Year Three	3
Other Commitment, to be Paid, Year Four	2
Other Commitment, to be Paid, Year Five	2
Other Commitment, to be Paid, after Year Five	4
Guarantee Obligations [Member] | Atlantic City Electric Company [Member]
Guarantor Obligations [Line Items]
Other Commitment	8
Other Commitments, Due in Next Twelve Months	0
Other Commitment, to be Paid, Year Two	2
Other Commitment, to be Paid, Year Three	1
Other Commitment, to be Paid, Year Four	2
Other Commitment, to be Paid, Year Five	1
Other Commitment, to be Paid, after Year Five	$ 2
Minimum [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	1 year
Minimum [Member] | Commonwealth Edison Co [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	1 year
Minimum [Member] | PECO Energy Co [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	1 year
Minimum [Member] | Baltimore Gas and Electric Company [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	21 years
Minimum [Member] | Pepco Holdings LLC [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	1 year
Minimum [Member] | Potomac Electric Power Company [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	1 year
Minimum [Member] | Delmarva Power & Light Company [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	10 years
Minimum [Member] | Guarantee Obligations [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	1 year
Maximum [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	81 years
Maximum [Member] | Commonwealth Edison Co [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	15 years
Maximum [Member] | PECO Energy Co [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	81 years
Maximum [Member] | Baltimore Gas and Electric Company [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	21 years
Maximum [Member] | Pepco Holdings LLC [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	11 years
Maximum [Member] | Potomac Electric Power Company [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	4 years
Maximum [Member] | Delmarva Power & Light Company [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	11 years
Maximum [Member] | Guarantee Obligations [Member]
Guarantor Obligations [Line Items]
Lessor, Operating Lease, Term of Contract	8 years